Capital Stock - Schedule of Employee SBC Expense by Income Statement Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 51.0	$ 33.4	$ 25.8
Employee SBC expense in cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	20.3	13.0	11.1
Employee SBC expense in SG&A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 30.7	$ 20.4	$ 14.7